OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Bonds Payable (Details) $ in Thousands, $ in Millions, in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2019 CLP ($)	Oct. 31, 2018 CLF ( )
Composition of bonds payable
Other current financial liabilities		$ 56,114,977	$ 40,593,878
Other non-current financial liabilities		716,563,778	$ 743,327,057
Bonds USA
Bonds payable
Prepayment amount	$ 210
Annual interest rate			5.00%
Composition of bonds payable
Bonds (face value)			$ 365,000,000
Expenses of bond issuance and discounts on placement		9,583,000
CMF Registration N912 10.10.2018 Series F
Bonds payable
Annual interest rate			2.83%	2.83%
Composition of bonds payable
Bonds (face value)			$ 5,700,000	5.7
Bonds payable (current)
Composition of bonds payable
Bonds (face value)		21,038,064	22,189,595
Bonds payable (non-current )
Composition of bonds payable
Bonds (face value)		704,048,747	721,950,553
Bonds payable, net
Composition of bonds payable
Bonds (face value)		725,086,811	744,140,148
Other current financial liabilities		20,664,481	21,604,601
Other non-current financial liabilities		$ 700,327,057	$ 718,962,871